Inventories, Net - Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Finished goods	$ 1,443	$ 4,567	$ 2,056
Finished products - LT	3,121	0
Total inventories, net	$ 4,564	$ 4,567	$ 2,056